Fair Value Measurements (Tables)	3 Months Ended
Apr. 30, 2022
Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

A summary of liability classified warrants is as follows (in thousands, except per share amounts):

	Underlying				Fair Value
	Common	Strike	Redemption	Expiration	at April 30,
Type	Shares	Price	Price	Date	2022
Private Placement Warrants – Sponsor	16,300	$11.50	None	6/11/26	$18,093

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of April 30, 2022 and are categorized using the fair value hierarchy (in thousands):

	Total	(Level 3)

Private Placement Warrants – Sponsor	$18,093	18,093
Total liabilities recorded at fair value	$18,093	18,093

Schedule of assumptions valuing warrants classified as liabilities

April 30, 2022
Risk-free interest rates	2.88%
Expected dividend yield	—
Volatility factor	50%
Expected lives (years)	4.1
Value per unit	$1.11

Schedule of reconciliation of Level 3 instruments

The following tables reconcile Level 3 instruments for which significant unobservable inputs were used to determine fair value:

For the Three
Months Ended
April 30, 2022
Balance as of January 31, 2022 (Successor)	$28,199
Unrealized gains recognized as other income	(10,106)
Balance as of April 30, 2022 (Successor)	$18,093

For the Three
Months Ended
April 30, 2021
Balance as of January 31, 2021 (Predecessor (SLH))	$900
Unrealized losses recognized as other income	(100)
Balance as of April 30, 2021 (Predecessor (SLH))	$800